Business combinations - Bargain purchase (Details) - YOOX Net-a-Porter Group S.p.A (YNAP) - EUR (€) € in Thousands		12 Months Ended
	Apr. 23, 2025	Jun. 30, 2025
Business combinations
Total identifiable net assets	€ 953,752
Total consideration	330,221
Bargain purchase gain	€ 623,531	€ 623,500